Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 79,912	$ 12,412
Foreign tax credits to offset taxes payable	9,500
Deferred tax asset	$ 6,500
Foreign tax credit expire date	The credits are due to expire between 2023 and 2030.
Tax losses carried forward	$ 22,400
Deferred tax assets recognized	5,900
Deductible temporary	1,200
Temporary differences not recognized	11,200
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	23,300
Foreign tax credits to offset taxes payable	4,600
Tax losses carried forward	$ 122,500
Taxable income generated percentage	50.00%
Unrestricted taxable income not subject to limitation	50.00%
Unused interest deduction	$ 130,800
United states [Member]
Income Taxes (Details) [Line Items]
Tax losses carried forward	$ 2,000
Percentage of maximum amount of profit carried-forward	80.00%
Brazil [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 500
Tax losses carried forward	$ 1,500
Taxable income generated percentage	30.00%